Description of the business and summary of significant accounting policies - Relevant events (Details) $ in Billions										1 Months Ended		12 Months Ended
	Dec. 20, 2021 shares	Oct. 13, 2021 MXN ($) item	Dec. 11, 2020 $ / shares shares	May 12, 2020 engine	Feb. 24, 2020	Jun. 20, 2019 MXN ($) item	Nov. 10, 2016	Feb. 17, 2010	May 09, 2005	Nov. 30, 2018 aircraft	Dec. 31, 2017 aircraft	Dec. 31, 2021 aircraft	Dec. 31, 2020 shares
Description of the business and summary of significant accounting policies
Maturity of notes												5 years
Basis points												0.25%
Term of authorization to provide air transportation services					20 years
Extension term (in years)												15 years
A321NEO model
Description of the business and summary of significant accounting policies
Number of aircraft purchased				34							34	39
A320NEO Into A321NEO
Description of the business and summary of significant accounting policies
Number of aircraft purchased | aircraft										6		20
Number of aircrafts converted | aircraft												20
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services								10 years	5 years
Volaris Costa Rica
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services							5 years
Asset backed trust notes ("CEBUR"), in Mexican pesos
Description of the business and summary of significant accounting policies
Number of notes issued | item		15,000,000				15,000,000
Notes issued | $		$ 1.5				$ 1.5
Authorized amount under the program | $		$ 3.0				$ 3.0
Maturity of notes		5 years				5 years
Basis points		200.00%
Asset backed trust notes ("CEBUR"), in Mexican pesos | 28-day TIIE
Description of the business and summary of significant accounting policies
Basis points						175.00%
Sustainability Linked Bond Principles 2020 [Member] | 2022
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer												21.54%
Sustainability Linked Bond Principles 2020 [Member] | 2023
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer												24.08%
Sustainability Linked Bond Principles 2020 [Member] | 2024
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer												25.53%
Sustainability Linked Bond Principles 2020 [Member] | 2030
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer												35.42%
Series B shares
Description of the business and summary of significant accounting policies
Conversion of equivalent number of shares	30,538,000												30,538,000
Series A shares
Description of the business and summary of significant accounting policies
Number of shares per CPO			1
American Depositary Shares
Description of the business and summary of significant accounting policies
Weighted average share price | $ / shares			$ 11.25
Number of CPOs per ADS			10
Primary follow-on equity offering
Description of the business and summary of significant accounting policies
Number of shares offered			134,000,000
Over-allotment | American Depositary Shares
Description of the business and summary of significant accounting policies
Number of shares issued			20,100,000